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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/02

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one.):   [ ]   is a restatement.
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Petros Advisors LLC
Address:   8711 E. Pinnacle Peak Road, F207
           Scottsdale, AZ 85255

Form 13F File Number:  28-6013

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Brinkman
Title:   Chief Operating Officer
Phone:   (480) 585-5844

Signature, Place, and Date of Signing:


Andrew J. Brinkman                 Scottsdale, AZ                     10/29/2002
   [Signature]                     [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-____________            _______________________________
         [Repeat as necessary.]
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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    N/A
                                               ----------
Form 13F Information Table Entry Total:                14
                                               ----------
Form 13F Information Table Value Total:        $   28,162
                                               ----------
                                               (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number                 Name

         ____     28-____________           _________________________

         [Repeat as necessary.]

         None
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                                                                  (SEC USE ONLY)


Page 1 of 1       Name of Reporting Manager Petros Advisors LLC

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

        Item 1:                Item 2:   Item 3:    Item 4:    Item 5:           Item 6:              Item 7:
    Name of Issuer              Title    CUSIP       Fair     Shares or   Investment Discretion      Managers          Item 8:
                                 of      Number     Market    Principal -------------------------  See Instr. V   Voting Authority
                                Class               Value      Amount   (a)     (b)        (c)                         (Shares)
                                                                                                                 -------------------
                                                                        Sole  Shared -   Shared -                (a)      (b)   (c)
                                                                             As Defined   Other                  Sole    Shared None
                                                                             in Instr. V
------------------------------ -------  ---------  ---------  --------- ---- ----------- --------  ------------  ------- ------ ----
Andrx Group                      COM    034553107  3,765,500  170,000     x                                      170,000
Avigen Inc                       COM    053690103    991,250  125,000     x                                      125,000
Best Buy Company Inc             COM    086516101  1,673,250   75,000     x                                       75,000
Echostar Communications - A      COM    278762109  1,730,000  100,000     x                                      100,000
I-Stat Corp                      COM    450312103    652,400  280,000     x                                      280,000
Infosys Technologies ADR         COM    456788108  1,539,280   28,400     x                                       28,400
JDA Software Group Inc           COM    46612K108  1,223,250  175,000     x                                      175,000
Network Associates Inc           COM    640938106  2,923,250  275,000     x                                      275,000
Qualcomm Inc                     COM    747525103  2,071,500   75,000     x                                       75,000
Skyworks Solutions Inc.          COM    83088M102  1,472,250  325,000     x                                      325,000
Spdr Trust Series 1              COM    78462F103  4,089,500   50,000     x                                       50,000
Taro Pharmaceutical Industries   COM    M8737E108  1,856,250   55,000     x                                       55,000
Verint Systems Inc               COM    92343X100  1,294,350  150,000     x                                      150,000
Verizon Communications Inc       COM    92343V104  2,881,200  105,000     x                                      105,000